CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 641	$ 110
Restricted bank deposits	1,259	1,100
Trade receivable, net	13,160	13,047
Other accounts receivable and prepaid expenses	1,132	961
Inventories, net (Note 3)	3,035	2,646
Patents	5,283	5,283
Total current assets	24,510	23,147
LONG-TERM ASSETS
Severance pay funds	343	362
Deferred tax long term	148	510
Property and equipment, net	655	894
Other Intangible assets, net (Note 4)	7,632	8,065
Goodwill	7,026	7,026
Total non-current assets	15,804	16,857
TOTAL ASSETS	40,314	40,004
CURRENT LIABILITIES
Trade payables	3,476	3,541
Employees and payroll accruals	2,592	3,229
Related parties	321	305
Accrued expenses and other liabilities	4,004	4,667
Deferred revenue	792	1,332
Short-term loan and others	3,325	445
Short-term liability for future earn-out	938	794
Total current liabilities	15,448	14,313
LONG-TERM LIABILITIES
Long-term loan	14,568	14,187
Related parties	1,707	2,383
Deferred revenue	0	210
Long-term liability for future earn-out	88	0
Accrued severance pay	547	579
Total non-current liabilities	16,910	17,359
SHAREHOLDERS' EQUITY:
Ordinary shares	1,116	1,116
Additional paid-in capital	84,680	84,680
Accumulated deficit	(77,840)	(77,464)
Total shareholders' equity	7,956	8,332
Total liabilities and shareholders' equity	$ 40,314	$ 40,004